Vanguard Balanced Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard Balanced Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of two benchmark indexes, the CRSP US Total Market Index (the “Equity Target Index”) and the Bloomberg U.S. Aggregate Float Adjusted Index (the “Bond Target Index”, and together with the Equity Target Index, the “Target Indexes”). The Fund invests by sampling the Target Indexes, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Indexes in terms of key risk factors and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that make up the Target Indexes and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Indexes.With approximately 60% of its assets, the Fund seeks to track the investment performance of the Equity Target Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks.With approximately 40% of its assets, the Fund seeks to track the investment performance of the Bond Target Index, which represents a wide spectrum of public, investment-grade, taxable, bonds in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The bond portion of the Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Bond Target Index. As of December 31, 2025, the dollar-weighted average maturity of the Bond Target Index was 8.1 years.